Supplementary Financial Statement Information - Schedule of Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Finance Income (Expenses), Net [Abstract]
Interest income	$ 23	$ 236	$ 59	$ 469
Change in fair value of derivative liability	25		16
Convertible debt interest	(1,328)		(1,442)
Exchange differences, net	(75)	978	95	827
Bank commissions and other expenses	(2)	(4)	(4)	(5)
Finance income (expenses), net	$ (1,357)	$ 1,210	$ (1,276)	$ 1,291